Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000262794 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000262794 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000262794 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000262794 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000262794 | SectorRetailing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000262794 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000262794 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000262794 | SectorElectrical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000262794 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000262794 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000175541 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000175541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175541 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175541 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175541 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175542 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175542 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000175542 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175542 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175542 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175542 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175542 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175542 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175542 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175542 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201705 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000201705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000201705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000201705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000201705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000201705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175545 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175545 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000175545 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175545 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175545 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175545 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175545 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175545 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175545 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175545 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175546 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175546 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000175546 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175546 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175546 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175546 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175546 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175546 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175546 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175546 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175543 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000175543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175543 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175543 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175543 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000175544 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000175544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000175544 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000175544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000175544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000175544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154942 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000154942 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154942 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000154942 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000154942 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000154942 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154942 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000154942 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154942 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000154942 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000154943 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000154943 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000154943 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000154943 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000154943 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000154943 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000154943 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154943 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154943 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000161913 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161913 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161913 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161913 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000161913 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000161913 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000161913 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161913 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161913 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161913 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000124400 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	9.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	9.40%
Percent of Net Long Exposure	(9.40%)
C000124400 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	15.20%
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	8.50%
C000124400 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	21.50%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	8.70%
Percent of Net Long Exposure	4.00%
C000124400 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.40%
C000124400 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000124400 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	31.50%
Percent of Total Long Exposure	31.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	31.50%
C000124400 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	11.40%
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	10.30%
C000124400 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	17.70%
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	9.60%
Percent of Net Long Exposure	(1.50%)
C000124400 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000124400 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	12.60%
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	6.80%
C000124400 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	35.70%
Percent of Total Long Exposure	35.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.70%
C000124400 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	5.30%
Percent of Net Long Exposure	16.80%
C000124400 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.80%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	18.10%
Percent of Net Long Exposure	(17.40%)
C000124400 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000124400 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000124400 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000124400 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	32.10%
Percent of Total Long Exposure	32.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	32.10%
C000124400 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	49.70%
Percent of Total Long Exposure	33.50%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	17.30%
C000124400 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	127.90%
Percent of Total Long Exposure	79.60%
Percent of Total Short Exposure	48.30%
Percent of Net Long Exposure	31.30%
C000124400 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000124400 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.00%
Percent of Net Long Exposure	(7.00%)
C000124401 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	9.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	9.40%
Percent of Net Long Exposure	(9.40%)
C000124401 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	15.20%
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	8.50%
C000124401 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	21.50%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	8.70%
Percent of Net Long Exposure	4.00%
C000124401 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.40%
C000124401 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000124401 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	31.50%
Percent of Total Long Exposure	31.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	31.50%
C000124401 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	11.40%
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	10.30%
C000124401 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	17.70%
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	9.60%
Percent of Net Long Exposure	(1.50%)
C000124401 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000124401 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	12.60%
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	6.80%
C000124401 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	35.70%
Percent of Total Long Exposure	35.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.70%
C000124401 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	5.30%
Percent of Net Long Exposure	16.80%
C000124401 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.80%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	18.10%
Percent of Net Long Exposure	(17.40%)
C000124401 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000124401 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000124401 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000124401 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	32.10%
Percent of Total Long Exposure	32.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	32.10%
C000124401 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	49.70%
Percent of Total Long Exposure	33.50%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	17.30%
C000124401 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	127.90%
Percent of Total Long Exposure	79.60%
Percent of Total Short Exposure	48.30%
Percent of Net Long Exposure	31.30%
C000124401 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000124401 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.00%
Percent of Net Long Exposure	(7.00%)
C000201711 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	9.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	9.40%
Percent of Net Long Exposure	(9.40%)
C000201711 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	15.20%
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	8.50%
C000201711 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	21.50%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	8.70%
Percent of Net Long Exposure	4.00%
C000201711 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.40%
C000201711 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000201711 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	31.50%
Percent of Total Long Exposure	31.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	31.50%
C000201711 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	11.40%
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	10.30%
C000201711 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	17.70%
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	9.60%
Percent of Net Long Exposure	(1.50%)
C000201711 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000201711 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	12.60%
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	6.80%
C000201711 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	35.70%
Percent of Total Long Exposure	35.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.70%
C000201711 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	5.30%
Percent of Net Long Exposure	16.80%
C000201711 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.80%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	18.10%
Percent of Net Long Exposure	(17.40%)
C000201711 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000201711 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000201711 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000201711 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	32.10%
Percent of Total Long Exposure	32.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	32.10%
C000201711 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	49.70%
Percent of Total Long Exposure	33.50%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	17.30%
C000201711 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	127.90%
Percent of Total Long Exposure	79.60%
Percent of Total Short Exposure	48.30%
Percent of Net Long Exposure	31.30%
C000201711 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000201711 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.00%
Percent of Net Long Exposure	(7.00%)
C000198936 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	9.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	9.40%
Percent of Net Long Exposure	(9.40%)
C000198936 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	15.20%
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	8.50%
C000198936 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	21.50%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	8.70%
Percent of Net Long Exposure	4.00%
C000198936 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.40%
C000198936 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000198936 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	31.50%
Percent of Total Long Exposure	31.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	31.50%
C000198936 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	11.40%
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	10.30%
C000198936 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	17.70%
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	9.60%
Percent of Net Long Exposure	(1.50%)
C000198936 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000198936 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	12.60%
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	6.80%
C000198936 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	35.70%
Percent of Total Long Exposure	35.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.70%
C000198936 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	5.30%
Percent of Net Long Exposure	16.80%
C000198936 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.80%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	18.10%
Percent of Net Long Exposure	(17.40%)
C000198936 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000198936 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000198936 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000198936 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	32.10%
Percent of Total Long Exposure	32.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	32.10%
C000198936 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	49.70%
Percent of Total Long Exposure	33.50%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	17.30%
C000198936 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	127.90%
Percent of Total Long Exposure	79.60%
Percent of Total Short Exposure	48.30%
Percent of Net Long Exposure	31.30%
C000198936 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000198936 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.00%
Percent of Net Long Exposure	(7.00%)
C000124402 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	9.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	9.40%
Percent of Net Long Exposure	(9.40%)
C000124402 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	15.20%
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	8.50%
C000124402 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	21.50%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	8.70%
Percent of Net Long Exposure	4.00%
C000124402 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.40%
C000124402 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000124402 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	31.50%
Percent of Total Long Exposure	31.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	31.50%
C000124402 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	11.40%
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	10.30%
C000124402 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	17.70%
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	9.60%
Percent of Net Long Exposure	(1.50%)
C000124402 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000124402 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	12.60%
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	6.80%
C000124402 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	35.70%
Percent of Total Long Exposure	35.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.70%
C000124402 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	5.30%
Percent of Net Long Exposure	16.80%
C000124402 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.80%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	18.10%
Percent of Net Long Exposure	(17.40%)
C000124402 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000124402 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000124402 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000124402 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	32.10%
Percent of Total Long Exposure	32.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	32.10%
C000124402 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	49.70%
Percent of Total Long Exposure	33.50%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	17.30%
C000124402 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	127.90%
Percent of Total Long Exposure	79.60%
Percent of Total Short Exposure	48.30%
Percent of Net Long Exposure	31.30%
C000124402 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000124402 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.00%
Percent of Net Long Exposure	(7.00%)
C000124403 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	9.40%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	9.40%
Percent of Net Long Exposure	(9.40%)
C000124403 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	15.20%
Percent of Total Long Exposure	11.80%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	8.50%
C000124403 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	21.50%
Percent of Total Long Exposure	12.80%
Percent of Total Short Exposure	8.70%
Percent of Net Long Exposure	4.00%
C000124403 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	5.40%
Percent of Total Long Exposure	5.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	5.40%
C000124403 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	1.50%
Percent of Total Long Exposure	1.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.50%
C000124403 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	31.50%
Percent of Total Long Exposure	31.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	31.50%
C000124403 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	11.40%
Percent of Total Long Exposure	10.80%
Percent of Total Short Exposure	0.50%
Percent of Net Long Exposure	10.30%
C000124403 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	17.70%
Percent of Total Long Exposure	8.10%
Percent of Total Short Exposure	9.60%
Percent of Net Long Exposure	(1.50%)
C000124403 | Asset Report 4 ColumnMaster Limited Partnerships
Holdings [Line Items]
Percent of Total Investments	0.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.90%
C000124403 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	12.60%
Percent of Total Long Exposure	9.70%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	6.80%
C000124403 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	35.70%
Percent of Total Long Exposure	35.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	35.70%
C000124403 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	27.30%
Percent of Total Long Exposure	22.00%
Percent of Total Short Exposure	5.30%
Percent of Net Long Exposure	16.80%
C000124403 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	18.80%
Percent of Total Long Exposure	0.70%
Percent of Total Short Exposure	18.10%
Percent of Net Long Exposure	(17.40%)
C000124403 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.20%
Percent of Total Long Exposure	0.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.20%
C000124403 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
Percent of Total Long Exposure	2.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	2.20%
C000124403 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	3.00%
Percent of Total Long Exposure	3.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.00%
C000124403 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	32.10%
Percent of Total Long Exposure	32.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	32.10%
C000124403 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	49.70%
Percent of Total Long Exposure	33.50%
Percent of Total Short Exposure	16.20%
Percent of Net Long Exposure	17.30%
C000124403 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	127.90%
Percent of Total Long Exposure	79.60%
Percent of Total Short Exposure	48.30%
Percent of Net Long Exposure	31.30%
C000124403 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	3.20%
Percent of Total Long Exposure	3.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	3.20%
C000124403 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	7.00%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	7.00%
Percent of Net Long Exposure	(7.00%)
C000151918 | SectorOil Field Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000151918 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151918 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000151918 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000151918 | SectorTelecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000151918 | SectorHealthcare Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000151918 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000151918 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000151918 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000151918 | SectorU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157436 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000157436 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000157436 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157436 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000157436 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157436 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000157436 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000157436 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000157436 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157436 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%